Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 11,215	$ 4,477
Accounts receivable		1,541	1,174
Inventories		152	198
Cryptocurrencies		50	83
Stablecoin assets		4,612
Deposits, prepayments and other current assets, net		1,121	948
Total current assets		18,691	6,880
Property and equipment, net		1,872	4,345
Intangible assets, net		94	265
Operating lease right-of-use assets, net		443	43
Total assets		21,100	11,533
Current liabilities:
Accounts payable		165	1,261
Operating lease liabilities-current		188	17
Advance from customers			62
Accrued and other liabilities		159	25
Income tax payable			1
Other payable and accrued liabilities		43	30
Total current liabilities		555	1,396
Operating lease liabilities-non-current		231	27
Total Liabilities		786	1,423
Commitments and contingencies – Note 12
Mezzanine equities			12,473
Shareholders’ equity:
Subscription receivable			(9)
Additional paid-in capital		46,030	13,974
Accumulated deficit		(25,257)	(16,412)
Accumulated other comprehensive income/(loss)		(461)	83
Total shareholders’ equity		20,314	(2,363)
Total Liabilities and shareholders’ equity		21,100	11,533
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	[1]	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	[1]	$ 1	$ 1

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization.